Amounts receivable (Details) - USD ($) $ in Thousands		Aug. 31, 2023	Aug. 31, 2022
Notes and other explanatory information [abstract]
Receivable from precious metal sales		$ 488
Sales tax receivable	[1]	5,554	4,359
Prepaid gold purchase receivable (Note 10)			2,500
Other		46	40
Other receivable		6,088	6,899
Less: Long-term portion		(2,948)	(4,359)
Total amounts receivable		$ 3,140	$ 2,540

[1]	Sales tax receivables consist of harmonized services tax and value added tax ("VAT") due from Canadian and Tanzanian tax authorities, respectively. Tanzanian tax regulations allow for VAT receivable to be refunded or set-off against other taxes due to the Tanzania Revenue Authority ("TRA"). The Company has historically experienced delays in receiving payment or confirmation of offset against other taxes. The Company is in communication with the TRA and there is an expectation for either cash payments or offsetting of VAT receivable against other taxes in the future. VAT which the Company does not expect to recover within the next 12 months has been classified as long-term assets.